Intangible Assets - Summary of Movement of Intangible Assets and That of Their Related Accumulated Amortization (Detail) S/ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 PEN (S/)	Dec. 31, 2019 PEN (S/)	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 PEN (S/)
Disclosure Of Goodwill [line items]
Intangible assets	S/ 854,227	S/ 868,050		S/ 940,070
Additions	50,405	138,895		100,681
Capitalization of interest expenses	1,105	3,527		3,361
Deconsolidation, net				(51,174)
Transfers from assets under Construction	(89)
Derecognition - net	(492)	(25,964)		(6,083)
Amortization	(98,621)	(107,499)		(112,072)
Impairment loss		(38,770)
Impairment reversal		20,676	$ 4,782
Translations adjustments	9,612	(4,688)		(6,733)
Reclasifications	(24,157)
Intangible assets	791,990	854,227		868,050
Gross carrying amount [member]
Disclosure Of Goodwill [line items]
Intangible assets	1,698,976	1,818,614		1,816,278
Intangible assets	1,739,418	1,698,976		1,818,614
Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Goodwill [line items]
Intangible assets	(844,749)	(950,564)		(876,208)
Intangible assets	(947,428)	(844,749)		(950,564)
Goodwill [member]
Disclosure Of Goodwill [line items]
Intangible assets	57,367	93,288		116,804
Deconsolidation, net				(20,086)
Derecognition - net		(930)
Impairment loss		(33,089)
Translations adjustments	1,579	(1,902)		(3,430)
Reclasifications	0
Intangible assets	58,946	57,367		93,288
Goodwill [member] | Gross carrying amount [member]
Disclosure Of Goodwill [line items]
Intangible assets	93,887	170,346		193,862
Intangible assets	95,466	93,887		170,346
Goodwill [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Goodwill [line items]
Intangible assets	(36,520)	(77,058)		(77,058)
Intangible assets	(36,520)	(36,520)		(77,058)
Trademarks [member]
Disclosure Of Goodwill [line items]
Intangible assets	70,695	60,799		65,100
Derecognition - net		(8,358)
Impairment reversal		20,676
Translations adjustments	7,810	(2,422)		(4,301)
Reclasifications	(84)
Intangible assets	78,421	70,695		60,799
Trademarks [member] | Gross carrying amount [member]
Disclosure Of Goodwill [line items]
Intangible assets	73,836	106,185		110,486
Intangible assets	81,562	73,836		106,185
Trademarks [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Goodwill [line items]
Intangible assets	(3,141)	(45,386)		(45,386)
Intangible assets	(3,141)	(3,141)		(45,386)
Concession rights [member]
Disclosure Of Goodwill [line items]
Intangible assets	443,950	484,082		528,227
Additions	4,412	26,645		23,803
Capitalization of interest expenses		2,725		3,361
Deconsolidation, net				(20,716)
Derecognition - net				(16)
Amortization	(52,408)	(50,102)		(50,776)
Impairment loss		(3,213)
Translations adjustments		(16,187)		199
Reclasifications	(24,157)
Intangible assets	371,797	443,950		484,082
Concession rights [member] | Gross carrying amount [member]
Disclosure Of Goodwill [line items]
Intangible assets	710,290	885,915		879,289
Intangible assets	690,545	710,290		885,915
Concession rights [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Goodwill [line items]
Intangible assets	(266,340)	(401,833)		(351,062)
Intangible assets	(318,748)	(266,340)		(401,833)
Contractual relationships with clients [member]
Disclosure Of Goodwill [line items]
Intangible assets	501	25,966		34,265
Derecognition - net		(11,665)
Amortization		(3,682)		(7,996)
Translations adjustments	22	(10,118)		(303)
Intangible assets	523	501		25,966
Contractual relationships with clients [member] | Gross carrying amount [member]
Disclosure Of Goodwill [line items]
Intangible assets	72,810	100,337		100,640
Intangible assets	77,542	72,810		100,337
Contractual relationships with clients [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Goodwill [line items]
Intangible assets	(72,309)	(74,371)		(66,375)
Intangible assets	(77,019)	(72,309)		(74,371)
Software and development costs [member]
Disclosure Of Goodwill [line items]
Intangible assets	21,387	3,992		17,624
Additions	1,526	5,016		3,267
Deconsolidation, net				(10,153)
Transfers from assets under Construction	(64)	672		199
Derecognition - net	(492)	(2,015)		(1,941)
Amortization	(6,037)	(7,529)		(5,834)
Translations adjustments	201	21,251		830
Reclasifications	74
Intangible assets	16,595	21,387		3,992
Software and development costs [member] | Gross carrying amount [member]
Disclosure Of Goodwill [line items]
Intangible assets	63,278	22,565		66,301
Intangible assets	63,871	63,278		22,565
Software and development costs [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Goodwill [line items]
Intangible assets	(41,891)	(18,573)		(48,677)
Intangible assets	(47,276)	(41,891)		(18,573)
Costs of development of wells [member]
Disclosure Of Goodwill [line items]
Intangible assets	193,974	139,221		116,733
Additions	37,994	102,022		68,544
Transfers from assets under Construction	(25)
Derecognition - net	0			(4,126)
Amortization	(36,942)	(43,552)		(41,930)
Translations adjustments		(3,717)
Intangible assets	195,001	193,974		139,221
Costs of development of wells [member] | Gross carrying amount [member]
Disclosure Of Goodwill [line items]
Intangible assets	558,530	464,847		400,429
Intangible assets	596,499	558,530		464,847
Costs of development of wells [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Goodwill [line items]
Intangible assets	(364,556)	(325,626)		(283,696)
Intangible assets	(401,498)	(364,556)		(325,626)
Land use right [member]
Disclosure Of Goodwill [line items]
Intangible assets	10,820	13,288		13,288
Impairment loss		(2,468)
Intangible assets	10,820	10,820		13,288
Land use right [member] | Gross carrying amount [member]
Disclosure Of Goodwill [line items]
Intangible assets	13,288	13,288		13,288
Intangible assets	13,288	13,288		13,288
Land use right [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Goodwill [line items]
Intangible assets	(2,468)
Intangible assets	(2,468)	(2,468)
Other assets [member]
Disclosure Of Goodwill [line items]
Intangible assets	55,533	47,414		48,029
Additions	6,473	5,212		5,067
Capitalization of interest expenses	1,105	802
Deconsolidation, net				(219)
Transfers from assets under Construction		(672)		(199)
Derecognition - net		(2,996)
Amortization	(3,234)	(2,634)		(5,536)
Translations adjustments		8,407		272
Reclasifications	10
Intangible assets	59,887	55,533		47,414
Other assets [member] | Gross carrying amount [member]
Disclosure Of Goodwill [line items]
Intangible assets	113,057	55,131		51,983
Intangible assets	120,645	113,057		55,131
Other assets [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Goodwill [line items]
Intangible assets	(57,524)	(7,717)		(3,954)
Intangible assets	S/ (60,758)	S/ (57,524)		S/ (7,717)